Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring

15. Restructuring

In conjunction with the acquisition of Enodis in October 2008, certain restructuring activities were undertaken to recognize cost synergies and rationalize the new cost structure of the Company. The restructuring reserve balance as of June 30, 2016 and December 31, 2015, includes certain of these costs, including a pension withdrawal liability, which are recorded in accrued expenses and other liabilities and other long-term liabilities in the consolidated (condensed) balance sheets. The Company recorded additional amounts in 2016 primarily related to the pension withdrawal liability. The Company recorded additional amounts in 2015 primarily related to a company-wide reduction in force and the proposed closing of the Cleveland facility.

The following is a rollforward of all restructuring activities for the six months ended June 30, 2016 (in millions):

Restructuring Reserve Balance as of December 31, 2015	Restructuring Charges	Use of Reserve	Restructuring Reserve Balance as of June 30, 2016
$16.8	$1.6	$(2.2)	$16.2

18. Restructuring and Asset Impairments

In conjunction with the acquisition of Enodis in October 2008, certain restructuring activities were undertaken to recognize cost synergies and rationalize the new cost structure of MFS. The restructuring reserve balance as of December 31, 2015 and December 31, 2014, includes certain of these costs, including a pension withdrawal liability. MFS recorded additional amounts in 2015 primarily related to a company-wide reduction in force and the proposed closing of the Cleveland facility.

The following is a rollforward of all restructuring activities related to MFS for the year ended December 31, 2015 (in millions):

Restructuring Reserve Balance as of December 31, 2014	Restructuring Charges	Use of Reserve	Restructuring Reserve Balance as of December 31, 2015
$15.6	$4.6	$(3.4)	$16.8

In conjunction with this restructuring plan, MFS recorded an impairment expense of $9.0 million related to our manufacturing plant in Cleveland that will be closed in 2016.

Restructuring expense of $4.6 million and asset impairment expense of $9.0 million are presented on the Combined Statements of Operations within “Other operating (income) expense - net”.